Share Capital - Share Purchase Warrants (Details) - CAD ($)	Jun. 30, 2022	Jun. 30, 2021
Share capital, reserves and other equity interest [Abstract]
Weighted average exercise price (in CAD per share)	$ 6.72	$ 15.68